Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity

Note 9. Shareholders' Equity

Common Stock Transactions: In 2010, the Company issued 4,350,183 shares of common stock under an equity line of credit facility with Commerce Court and 221,218 shares of common stock under an equity line of credit facility with Small Cap Biotech. In 2009, the Company issued 6,955,606 shares of common stock under an equity line of credit facility with Azimuth. See Note 7 above for further details on the equity line of credit facilities and stock transactions under these facilities.

During November 2009, the Company issued approximately 63,000 shares of common stock upon the exercise of warrants issued in conjunction with 2006 financing activities. The exercise was for approximately 214,000 underlying shares of common stock, net of equivalent shares at market to cover the total exercise price. The Company also issued approximately 82,000 shares of common stock to Silicon Valley Bank upon the exercise of warrants issued in connection with the Company's 2006 and 2008 loan facilities as discussed in Note 6 above. The exercise was for approximately 197,000 underlying shares of common stock, net of equivalent shares at market to cover the total exercise price.

The Company received net proceeds from the issuance of shares of common stock related to the exercise of employee stock options in the year ended December 31, 2009. There were no option exercises in the year ended December 31, 2010. Refer to Note 10 for further details on option exercises and share-based compensation.

In 2010, the Company issued approximately 1,432,000 shares of common stock upon the vesting of RSUs awarded to employees and 85,000 shares of common stock upon the vesting of RSUs awarded to a non-employee consultant. In 2009, the Company issued approximately 88,000 shares of common stock upon the vesting and release of RSUs awarded to employees. Each RSU converted to one share of common stock. See Note 10 for further details on share-based compensation.

Preferred Stock Transactions: The Company had 205,340 shares of Series 1 Convertible Exchangeable Preferred Stock ("Series 1 preferred stock") outstanding at December 31, 2009. On February 6, 2010, the Company issued 379,956 shares of its common stock to an institutional shareholder in exchange for the shareholder's delivery to the Company of 126,572 shares of the Company's outstanding Series 1 preferred stock. The shareholder approached the Company with the proposed exchange transaction and the final terms of the exchange were determined by arms-length negotiation between the parties. A portion of the common stock issued by the Company in the exchange was in addition to the number of shares that were calculable under the exchange provisions of the Series 1 preferred stock designation of rights in the Company's articles of incorporation. This portion was accounted for by the Company as an in-kind dividend, the fair value of which is approximately $570,000. The Series 1 preferred stock shares reacquired by the Company in the exchange were returned to the Company's pool of authorized but unissued shares of preferred stock. Following the exchange and as of December 31, 2010, there were 78,768 shares of Series 1 preferred stock outstanding.

Holders of the Series 1 preferred stock are entitled to receive an annual cash dividend of $2.4375 per share, if declared by the Company's board of directors, payable semi-annually on June 1 and December 1. Dividends are cumulative. Each share of Series 1 preferred stock is convertible into 0.19 share of common stock, subject to adjustment in certain events. The Series 1 preferred stock is redeemable at the option of the Company at $25.00 per share. Holders of Series 1 preferred stock have no voting rights, except in limited circumstances. Dividends of approximately $192,000 were paid in 2010 and $500,000 in 2009.

The Company's board of directors may, without further action by the shareholders, issue preferred stock in one or more series and fix the rights and preferences thereof, including dividend rights, dividend rates, conversion rates, voting rights, terms of redemption, redemption price or prices, liquidation preferences and the number of shares constituting any series or the designations of such series.

Warrants: The Company had outstanding warrants to purchase an approximate aggregate of 4,765,000 and 5,085,000 shares of the Company's common stock as of December 31, 2010 and 2009, respectively. The weighted average exercise price of warrants outstanding was $4.51 and $4.83 per share for 2010 and 2009, respectively.

The detail of the warrants outstanding as of December 31, 2010 and 2009 is as follows (in thousands, except exercise price):

					Warrants Outstanding at
	Issuance Date	Expiration Date	Exercise Price	Exercise Dates	December 31,
					2009	Exercised	Expired	2010

Bank loan
Lenders	9/2008	9/2018	2.00	—	110	—	—	110	(1)
Lenders	10/2006	10/2011	2.00	—	87	—	—	87	(1)

2006 financing
Investors	4/2006	4/2011	4.62	—	4,036	—	—	4,036	(2)
Investors (bridge notes)	2/2006	2/2011	4.62	—	393	—	—	393	(2)
Placement Agent	4/2006	4/2011	4.62	—	139	—	—	139	(2)

2005 financing
Investors	3/2005	9/2010	9.54	—	278	—	(278)	—
Placement Agent	3/2005	9/2010	9.54	—	42	—	(42)	—

					5,085	—	(320)	4,765

(1)	See Note 6 for additional details.
(2)	Issued in connection with the bridge notes that were issued as part of the 2006 financing.